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US Legal Services

Nicole L. Molleur
Paralegal
(860) 580-2826
Fax: (860) 580-4844
nicole.molleur@us.ing.com

May 29, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus
Title: Multiple Sponsored Retirement Options 403(b), 457, 401(a), 401(k), Roth 403(b) and
     Roth 401(k) File Nos.: 333-01107* and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement to the Contract Prospectus and Statement of Additional Information (“SAI”) each dated April 28, 2008 contained in Post-Effective Amendment No. 51 to the Registration
Statement on Form N-4 (“Amendment No. 51”) for Variable Annuity Account C of ING Life
Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule
497(c) under the 33 Act would not have differed from that contained in Amendment No. 51 which was declared effective on May 23, 2008. The text of Amendment No. 51 was filed electronically on May 23, 2008.

If you have any questions regarding this submission, please contact the undersigned or Michael
Pignatella at 860-580-2831.

Sincerely,

/s/ Nicole L. Molleur

Nicole L. Molleur

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation